[INVESCO ICON] INVESCO FUNDS                       INVESCO FUNDS GROUP, INC.
                                                   7800 East Union Avenue
                                                   Denver, Colorado 80237
                                                   Post Office Box 173706
                                                   Denver, Colorado 80217-3706
                                                   Telephone: 303-930-6300

July 6, 2000



Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:       INVESCO ADVANTAGE SERIES FUNDS, INC.
          1933 ACT NO. 333-36074
          1940 ACT NO. 811-09913
          CIK #0001112996

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497), INVESCO Advantage Series Funds, Inc. (the "Company") hereby submits for filing on EDGAR this certification that the definitive form of its Prospectus and Statement of Additional Information does not differ from that contained in Pre-Effective Amendment No. 2 under the 1933 Act to the Company's Registration Statement. The Pre-Effective Amendment was filed electronically on June 29, 2000 and became effective on June 30, 2000.

If you have any questions or comments, please contact the undersigned at 303-930-6526.

Sincerely,


/s/ James F. Lummanick
----------------------
James F. Lummanick
Vice President and
Assistant General Counsel

JFL/slj